401(k) Savings Plan (Tables)	12 Months Ended
Dec. 31, 2021
Four Hundred One Savings Plan [Abstract]
Schedule of consolidated statements of operations
	2021	2020
Cost of revenue	$344	$313
Sales and marketing	626	438
Research and development	518	463
General and administrative	218	183
Total	$1,706	$1,397